VANECK VECTORS RUSSIA SMALL-CAP ETF

SCHEDULE OF INVESTMENTS

September 30, 2019 (unaudited)

Number of Shares		Value
COMMON STOCKS: 98.3%
Banks: 7.9%
29,564,100	Credit Bank of Moscow PJSC #	$2,633,369
Capital Goods: 1.4%
85,053	United Wagon Co. PJSC *	466,541
Commercial & Professional Services: 3.6%
62,116	HeadHunter Group Plc (ADR)	1,198,218
Diversified Financials: 5.1%
162,006	Safmar Financial Investment #	1,148,764
84,016	Vostok New Ventures Ltd. (SDR)	568,244
		1,717,008
Energy: 3.0%
1,166,814	TMK PJSC #	1,001,902
Food & Staples Retailing: 3.8%
385,744	Lenta Ltd. Reg S (GDR) * #	1,284,830
Materials: 11.3%
545,158	Highland Gold Mining Ltd. (GBP) #	1,448,788
767,883	Mechel PJSC * #	749,230
6,729,338	Petropavlovsk Plc (GBP) *	801,891
423,562	Raspadskaya OJSC * #	790,674
		3,790,583
Media & Entertainment: 4.8%
1,543,258	ITE Group Plc (GBP) #	1,621,538
Real Estate: 9.3%
710,662	Etalon Group Ltd. Reg S (GDR)	1,350,258
814,530	LSR Group PJSC Reg S (GDR) #	1,771,088
		3,121,346
Retailing: 9.0%
945,902	Detsky Mir PJSC Reg S 144A #	1,296,767
263,937	M.Video PJSC * #	1,716,712
		3,013,479
Software & Services: 4.3%
65,995	Qiwi Plc (ADR)	1,448,590
Telecommunication Services: 7.1%
620,174	Sistema JSFC Reg S (GDR) #	2,395,114
Transportation: 12.5%
1,672,691	Aeroflot PJSC #	2,658,914
176,671	Globaltrans Investment Plc Reg S (GDR)	1,519,371
		4,178,285
Utilities: 15.2%
29,928,800	Mosenergo PJSC #	1,037,952
112,258,600	OGK-2 PJSC #	929,996
82,337,000	Rosseti PJSC #	1,567,019
37,977,000	Unipro PJSC #	1,551,730
		5,086,697
Total Common Stocks (Cost: $37,670,467)		32,957,500
PREFERRED STOCK: 1.6% (Cost: $529,161)
Utilities: 1.6%
263,330	Lenenergo PJSC, 8.66% #	521,093
MONEY MARKET FUND: 0.4% (Cost: $142,070)
142,070	Dreyfus Government Cash Management Fund - Institutional Shares	142,070
Total Investments: 100.3% (Cost: $38,341,698)		33,620,663
Liabilities in excess of other assets: (0.3)%		(84,087)
NET ASSETS: 100.0%		$33,536,576

Definitions:

ADR	American Depositary Receipt
GBP	British Pound
GDR	Global Depositary Receipt
SDR	Swedish Depositary Receipt

Footnotes:

*	Non-income producing
#	Security has been valued in good faith pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $26,125,480 which represents 77.9% of net assets.
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted to $1,296,767, or 3.9% of net assets.

Summary of Investments by Sector	% of Investments	Value
Communication Services	11.9%	$4,016,652
Consumer Discretionary	9.0	3,013,479
Consumer Staples	3.8	1,284,830
Energy	3.0	1,001,902
Financials	12.9	4,350,377
Industrials	17.4	5,843,044
Information Technology	4.3	1,448,590
Materials	11.3	3,790,583
Real Estate	9.3	3,121,346
Utilities	16.7	5,607,790
Money Market Fund	0.4	142,070
	100.0%	$33,620,663